Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net
	As of December 31,
	2022	2023
Software	$1,009,425	$1,021,673
Less: accumulated amortization	(372,311)	(809,228)
Intangible asset, net	$637,114	$212,445

Schedule of Estimated Amortization Expense of Intangible Assets	For the years ended December 31, 2021, 2022 and 2023, amortization expense amounted to $107,895, $103,438 and $448,747, respectively. Future estimated amortization expense of intangible assets is as follows:
2024	$66,707
2025	34,221
2026	33,536
2027	33,531
2028	29,911
Thereafter	14,539
Total	$212,445